NATURE OF OPERATIONS AND LIQUIDITY - Narrative (Details) $ in Millions		12 Months Ended
	Mar. 14, 2025	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
NATURE OF OPERATIONS AND LIQUIDITY
Stock consolidation ratio	10
Gross proceeds from equity financings		$ 125.5	$ 125.5
Nussir ASA (“Nussir”)
NATURE OF OPERATIONS AND LIQUIDITY
Percentage holding of subsidiary		94.52%